Note 17 - Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Other Postretirement Benefits [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

The measurement date used to determine the pension obligation for all funded and unfunded U.S. and Non-U.S. defined benefit plans is December 31.

(in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in Benefit Obligation
Projected benefit obligation at beginning of period	$4,438	$918	$4,361	$960
Transfers	—	—	—	(31)
Service cost	17	3	18	4
Interest cost	148	17	176	30
Plan amendments	—	—	(61)	—
Benefit payments	(478)	(51)	(339)	(61)
Actuarial (gain) loss	(35)	(24)	567	119
Settlements	—	—	(292)	—
Special termination benefits	9	—	8	—
Currency adjustments	—	(63)	—	(103)
Projected benefit obligation at end of period	$4,099	$800	$4,438	$918

Change in Plan Assets
Fair value of plan assets at beginning of period	$4,160	$795	$4,184	$833
Transfers	—	—	—	(9)
Gain on plan assets	111	31	607	111
Employer contributions	—	4	—	7
Settlements	—	—	(292)	—
Benefit payments	(478)	(51)	(339)	(61)
Currency adjustments	—	(51)	—	(86)
Fair value of plan assets at end of period	$3,793	$728	$4,160	$795

Under Funded Status at end of period	$(306)	$(72)	$(278)	$(123)

Accumulated benefit obligation at end of period	$4,098	$792	$4,436	$907

Schedule of Amounts from Other Post-retirement Plan Recognized in Balance Sheet [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Other current liabilities	$(5)	$(8)
Pension and other postretirement liabilities	(73)	(78)
	$(78)	$(86)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Net actuarial gain	$(8)	$—
Total recorded in Accumulated other comprehensive income	$(8)	$—

Schedule of Other Post-retirement Plan Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
(in millions)	2015	2014
Newly established loss	$(8)	$(2)
Total loss recognized in Other comprehensive (loss) income	$(8)	$(2)

Schedule of Other Post-retirement Plan, Net Benefit Costs [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Components of net postretirement benefit cost:
Service cost	$—	$—	$—	$—
Interest cost	3	4	1	3
Amortization of:
Prior service credit	—	—	—	(75)
Actuarial loss	—	—	—	3
Other postretirement benefit cost (income) from continuing operations	$3	$4	$1	$(69)

Schedule of Assumptions Used to Calculate Other Post-retirement Plan, Net Benefit Obligation [Table Text Block]
	Year Ended December 31,
	2015	2014
Discount rate	3.60%	3.49%
Salary increase rate	1.80%	2.60%

Schedule of Assumptions Used to Calculate Other Post-retirement Plan Net Benefit Costs [Table Text Block]

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Discount rate	3.49%	4.28%	4.09%	3.23%
Salary increase rate	2.60%	2.50%	2.50%	2.50%

Other Post-retirement Benefits, Schedule of Health Care Cost Trend Rates [Table Text Block]

	2015	2014
Healthcare cost trend	5.81%	6.47%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.21%	4.65%
Year that the rate reaches the ultimate trend rate	2022	2021

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
(in millions)	1% increase	1% decrease
Effect on total service and interest cost	$—	$—
Effect on postretirement benefit obligation	4	(4)

Schedule of Expected Other Post-retirement Benefit Payments [Table Text Block]
(in millions)
2016	$5
2017	5
2018	5
2019	4
2020	4
2021-2025	19

Other Postretirement Benefit Plan [Member]
Other Postretirement Benefits [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

	Year Ended December 31,
(in millions)	2015	2014
Net benefit obligation at beginning of period	$86	$95
Interest cost	3	4
Plan participants’ contributions	7	9
Actuarial (gain) loss	(8)	2
Benefit payments	(12)	(18)
Currency adjustments	2	(6)
Net benefit obligation at end of period	$78	$86

Underfunded status at end of period	$(78)	$(86)